Long-term Debt - Additional Information (Detail) - USD ($)				3 Months Ended	12 Months Ended
	Apr. 25, 2023	Apr. 07, 2023	Mar. 10, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Loan repayments					$ 0	$ 0	$ 70,438,500
Term Loan [Member]
Debt Instrument [Line Items]
Bank loan interest expense					0	0	1,271,409
Term Loan [Member] | Interest and finance cost [Member]
Debt Instrument [Line Items]
Amortization of deferred financing charges					$ 0	$ 0	$ 474,039
Term Loan A [Member]
Debt Instrument [Line Items]
Loan repayments			$ 23,200,000
Term Loan B and C [Member]
Debt Instrument [Line Items]
Loan repayments				$ 1,400,000
Term Loan C [Member]
Debt Instrument [Line Items]
Loan repayments		$ 30,000,000
Term Loan B [Member]
Debt Instrument [Line Items]
Loan repayments	$ 15,900,000
Maximum [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage							7.55%